Schedule of Convertible Notes Payable Details (Details) - USD ($)		6 Months Ended		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2025	Aug. 31, 2025	Jul. 31, 2025	May 31, 2025	Apr. 30, 2025
Debt Instrument [Line Items]
Interest Rate		35.00%
Default Interest Rate				15.00%
Balance		$ 4,738,493	$ 3,442,987	$ 3,442,987	$ 1,549,366
Conversion to common stock				(36,425)
Amortization of debt discount		$ 907,116	109,867	332,021	638,194
Non-cash increase of debt				73,750	31,521
Balance				4,738,493	3,442,987
Face amount of note				653,791	1,473,888
Debt discount				723,889	212,083
Amortization of debt discount					600,295
Repayments
Debt discount				$ (723,889)	(212,083)
Loan #1 [Member]
Debt Instrument [Line Items]
Interest Rate		15.00%		15.00%
Default Interest Rate		24.00%		24.00%
Conversion Rate		$ 0.0330		$ 0.0330		$ 0.033		$ 0.033
Collateral		All Assets		All assets
Balance			738,470	$ 738,470	685,256
Conversion to common stock
Amortization of debt discount				$ 3,090
Non-cash increase of debt
Balance					738,470
Face amount of note						$ 49,397
Debt discount
Amortization of debt discount					53,214
Repayments
Debt discount
Loan #2 [Member]
Debt Instrument [Line Items]
Interest Rate		15.00%		15.00%
Default Interest Rate		24.00%		24.00%
Conversion Rate		$ 0.0330		$ 0.0330						$ 0.033
Collateral		All Assets		All assets
Balance			619,000	$ 619,000	376,569
Conversion to common stock
Amortization of debt discount
Non-cash increase of debt
Balance					619,000
Face amount of note
Debt discount
Amortization of debt discount					242,431
Repayments
Debt discount
Loan #3 [Member]
Debt Instrument [Line Items]
Interest Rate		15.00%		15.00%
Default Interest Rate		24.00%		24.00%
Conversion Rate		$ 0.0330		$ 0.0330
Collateral		All Assets		All assets
Balance			160,941	$ 160,941	94,058
Conversion to common stock
Amortization of debt discount
Non-cash increase of debt
Balance					160,941
Face amount of note
Debt discount
Amortization of debt discount					66,883
Repayments
Debt discount
Loan #4 [Member]
Debt Instrument [Line Items]
Interest Rate		15.00%		15.00%
Default Interest Rate		24.00%		24.00%
Conversion Rate		$ 0.0330		$ 0.0330
Collateral		All Assets		All Assets	All assets
Balance			160,941	$ 160,941	$ 89,170
Conversion to common stock
Amortization of debt discount
Non-cash increase of debt
Balance					160,941
Face amount of note
Debt discount
Amortization of debt discount					71,771
Repayments
Debt discount
Loan #5 [Member]
Debt Instrument [Line Items]
Interest Rate		15.00%		15.00%
Default Interest Rate		24.00%		24.00%
Conversion Rate		$ 0.0330		$ 0.0330
Collateral		All Assets		All assets
Balance			160,941	$ 160,941	86,253
Conversion to common stock
Amortization of debt discount
Non-cash increase of debt
Balance					160,941
Face amount of note
Debt discount
Amortization of debt discount					74,688
Repayments
Debt discount
Loan #6 [Member]
Debt Instrument [Line Items]
Interest Rate		15.00%		15.00%
Default Interest Rate		24.00%		24.00%
Conversion Rate		$ 0.0330		$ 0.0330
Collateral		All Assets		All Assets	All assets
Balance			200,000	$ 200,000	$ 172,081
Conversion to common stock
Amortization of debt discount
Non-cash increase of debt
Balance					200,000
Face amount of note
Debt discount
Amortization of debt discount					27,919
Repayments
Debt discount
Loan #7 [Member]
Debt Instrument [Line Items]
Interest Rate		15.00%		15.00%
Default Interest Rate		24.00%		24.00%
Conversion Rate		$ 0.0330		$ 0.0330
Collateral		All Assets		All assets
Balance			59,321	$ 59,321
Conversion to common stock
Amortization of debt discount				$ 2,679
Non-cash increase of debt
Balance					59,321
Face amount of note					62,000
Debt discount					9,300
Amortization of debt discount					6,621
Repayments
Debt discount					(9,300)
Loan #8 [Member]
Debt Instrument [Line Items]
Interest Rate		15.00%		15.00%
Default Interest Rate		24.00%		24.00%
Conversion Rate		$ 0.0330		$ 0.0330
Collateral		All Assets		All assets
Balance			58,177	$ 58,177
Conversion to common stock
Amortization of debt discount				$ 3,823
Non-cash increase of debt
Balance					58,177
Face amount of note					62,000
Debt discount					9,300
Amortization of debt discount					5,477
Repayments
Debt discount					(9,300)
Loan #9 [Member]
Debt Instrument [Line Items]
Interest Rate		15.00%		15.00%
Default Interest Rate		24.00%		24.00%
Conversion Rate		$ 0.0330		$ 0.0330
Collateral		All Assets		All assets
Balance			158,781	$ 158,781
Conversion to common stock
Amortization of debt discount				$ 11,807
Non-cash increase of debt
Balance					158,781
Face amount of note					170,588
Debt discount					25,588
Amortization of debt discount					13,781
Repayments
Debt discount					(25,588)
Loan #10 [Member]
Debt Instrument [Line Items]
Interest Rate		15.00%		15.00%
Default Interest Rate		24.00%		24.00%
Conversion Rate		$ 0.0330		$ 0.0330
Collateral		All Assets		All assets
Balance			353,384	$ 353,384
Conversion to common stock
Amortization of debt discount				$ 34,916
Non-cash increase of debt
Balance					353,384
Face amount of note					388,300
Debt discount					58,245
Amortization of debt discount					23,329
Repayments
Debt discount					(58,245)
Loan #11 [Member]
Debt Instrument [Line Items]
Interest Rate		15.00%		15.00%
Default Interest Rate		24.00%		24.00%
Conversion Rate		$ 0.0330		$ 0.0330
Collateral		All Assets		All assets
Balance			292,022	$ 292,022
Conversion to common stock
Amortization of debt discount				$ 43,978
Non-cash increase of debt
Balance					292,022
Face amount of note					336,000
Debt discount					50,400
Amortization of debt discount					6,422
Repayments
Debt discount					$ (50,400)
Loan #12 [Member]
Debt Instrument [Line Items]
Interest Rate		15.00%		15.00%	15.00%
Default Interest Rate		24.00%		24.00%
Conversion Rate		$ 0.0330		$ 0.0330
Collateral		All Assets		All assets
Balance			343,509	$ 343,509
Conversion to common stock
Amortization of debt discount				$ 51,491
Non-cash increase of debt
Balance					343,509
Face amount of note					395,000
Debt discount					59,250
Amortization of debt discount					7,759
Repayments
Debt discount					(59,250)
Loan #16 [Member]
Debt Instrument [Line Items]
Interest Rate		15.00%		15.00%
Default Interest Rate		16.00%		16.00%
Conversion Rate		$ 0.0330		$ 0.0330					$ 0.033	$ 0.033
Collateral		Unsecured		Unsecured
Balance			71,500	$ 71,500	45,979
Conversion to common stock				36,425
Amortization of debt discount
Non-cash increase of debt					25,521
Balance					71,500
Face amount of note							$ 28,750		$ 29,000	$ 7,425
Debt discount
Amortization of debt discount
Repayments
Debt discount
Loan #17 [Member]
Debt Instrument [Line Items]
Interest Rate		15.00%		15.00%
Default Interest Rate		16.00%		16.00%
Conversion Rate		$ 0.0330		$ 0.0330
Collateral		Unsecured		Unsecured
Balance			66,000	$ 66,000
Conversion to common stock
Amortization of debt discount
Non-cash increase of debt					6,000
Balance					66,000
Face amount of note					60,000
Debt discount
Amortization of debt discount
Repayments
Debt discount
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Equivalent Shares		$ 148,148,793
In-Default		3,661,643
Balance		4,718,344	3,442,987	3,442,987
Proceeds		2,270,000		1,104,000
Debt acquired - SWC				530,572
Debt discount		(2,270,000)		(674,922)
Conversion to common stock		(443,454)		(36,425)
Amortization of debt discount		722,937		278,382
Non-cash increase of debt				73,750
Balance		4,997,827		4,718,344	3,442,987
Less: short term		4,422,515		4,271,103
Long term		$ 575,312		447,241
Convertible Notes Payable [Member] | Lender #1 [Member]
Debt Instrument [Line Items]
Date of Note		Sep 22, 2022 - Oct 8, 2025
Maturity Date of Note		Sep 22, 2023 - Mar 13, 2027
Interest Rate		15.00%
Default Interest Rate		24.00%
Conversion Rate		$ 0.033
Equivalent Shares		$ 143,179,316
In-Default		$ 3,661,643
Collateral		All Assets
Balance		$ 4,489,683	3,305,487	3,305,487
Proceeds		2,270,000		1,104,000
Debt acquired - SWC
Debt discount		(2,270,000)		(144,350)
Conversion to common stock		(268,629)
Amortization of debt discount		615,266		224,546
Non-cash increase of debt
Balance		4,836,320		4,489,683	3,305,487
Less: short term		4,422,515		4,096,278
Long term		$ 413,805		393,405
Convertible Notes Payable [Member] | Lender #1 [Member] | Minimum [Member]
Debt Instrument [Line Items]
Conversion Rate		$ 0.033
Convertible Notes Payable [Member] | Lender #1 [Member] | Maximum [Member]
Debt Instrument [Line Items]
Conversion Rate		$ 0.041
Convertible Notes Payable [Member] | Lender #2 [Member]
Debt Instrument [Line Items]
Date of Note		June 29, 2023 - August 28, 2023
Maturity Date of Note		November 1, 2025
Interest Rate		15.00%
Default Interest Rate		16.00%
Conversion Rate		$ 0.033
Equivalent Shares
In-Default
Collateral		Unsecured
Balance		$ 174,825	137,500	137,500
Proceeds
Debt acquired - SWC
Debt discount
Conversion to common stock		(174,825)		(36,425)
Amortization of debt discount
Non-cash increase of debt				73,750
Balance				174,825	137,500
Less: short term				174,825
Long term
Convertible Notes Payable [Member] | Various [Member]
Debt Instrument [Line Items]
Date of Note		September 4, 2024
Maturity Date of Note		September 4, 2027
Interest Rate		15.00%
Default Interest Rate		15.00%
Conversion Rate	[1]	$ 0.0325
Equivalent Shares		$ 4,969,477
In-Default
Collateral		Unsecured
Balance		$ 53,836
Proceeds
Debt acquired - SWC				530,572
Debt discount				(530,572)
Conversion to common stock
Amortization of debt discount		107,671		53,836
Non-cash increase of debt
Balance		161,507		53,836
Less: short term
Long term		$ 161,507		$ 53,836

[1]	These convertible notes convert at a 35% discount to the lowest market price during the prior 20 days. Due to this variable conversion feature, the notes are classified as derivative liabilities under ASC 815-40.